Balance Sheet Components - Accrued and Other Current Liabilities (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) yr	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Deferred R&D service liability		$ 21,878	$ 8,208
Payroll and related expenses		6,007	3,229
Customer payable		0	10,000
Deferred hosting costs		3,967	2,301
Deferred rent		2,193	2,215
Accrued interest payable		0	616
Withholding taxes and other taxes payable		3,731	841
Other accruals		11,047	2,785
Total accrued and other current liabilities		48,823	30,195
Research and development expense incurred		66,684	43,825	$ 37,871
R&D Services Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Deferred R&D service liability		8,200	21,900
Research and development arrangement, fee provided	$ 40,200				$ 45,200
Research and development arrangement, milestone period | yr	3
Research and development fee recognized		4,700
Research and development expense incurred		4,800
Proceeds from feeds received		$ 8,300	$ 26,700